Goodwill - Additional information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Aug. 31, 2023	May 31, 2023	Apr. 30, 2020
Goodwill
Goodwill impairment	¥ 0	¥ 0	¥ 10,236
Gain (Loss) on Disposition of Stock in Subsidiary		¥ 12,600
Newsky Wisdom Treasure (Beijing) Co. Ltd
Goodwill
Equity Method Investment, Ownership Percentage						50.50%
Share Transfer Agreement | Founder And Minority Shareholders Of Newsky Wisdom
Goodwill
Minority Interest, Ownership Percentage, By Parent, Transferred					35.50%
Minority Interest, Ownership Transfer, Cash Consideration					¥ 9,000
Share Transfer Agreement | Third Party
Goodwill
Minority Interest, Ownership Transfer, Cash Consideration				¥ 9,000
Minority Interest, Ownership Percentage, By Parent, Remaining Equity Interest Transferred				15.00%